Exceptional items	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Exceptional items
Exceptional items
Exceptional items are made up as follows:

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	€m	€m	€m
Investigation of strategic opportunities (1)	—	18.8	7.0
Supply chain reconfiguration (2)	1.2	14.0	84.3
Findus Group integration costs (3)	10.4	15.1	29.6
Costs related to transactions (4)	—	3.2	4.8
Costs related to long-term management incentive plans (5)	—	—	1.9
Other restructuring costs (6)	—	—	(1.0)
Cisterna fire net income (7)	—	—	(4.3)
Goodfella's Pizza & Aunt Bessie's integration costs (8)	8.3	—	—
Factory optimization (9)	1.6	—	—
Settlement of legacy matters (10)	(3.8)	(5.6)	1.8
Remeasurement of indemnification assets (11)	—	(8.3)	10.4
Total exceptional items	17.7	37.2	134.5

(1)	Investigation of strategic opportunities
In the year ended December 31, 2017, the Company incurred €18.8 million (2016: €7.0 million) in relation to the implementation of the Nomad strategic vision, which primarily relates to changes to the organizational structure to align behind core products and implement net revenue management initiatives.

(2)	Supply chain reconfiguration
Supply chain reconfiguration relates to ongoing activities associated with the closure of the Bjuv manufacturing facility in Sweden which ceased production in 2017. A charge of €1.2 million (2017: €14.0 million) has been incurred in the year related to the relocation of production to other factories and are partially offset by income from the disposal of the remaining tangible assets.
A charge of €84.3 million was incurred in the year ended December 31, 2016, of which €54.0 million was incurred in relation to restructuring activities, primarily relating to the closure of the Bjuv manufacturing facility. A further €30.3 million was incurred for an onerous contract that relates to the renegotiation of the Company’s agreements with a third party for the use of a warehouse facility.

(3)	Findus Group integration costs
Following the acquisition of the Findus Group on November 2, 2015, the Company initiated a substantial integration project. Costs of €10.4 million have been incurred in the year ended December 31, 2018. For the year ended December 31, 2017 costs of €15.1 million were incurred. For the year ended December 31, 2016 costs of €29.6 million were incurred. Costs incurred since 2017 primarily relate to the roll-out of the Nomad ERP system.

(4)	Costs related to transactions
The charge for the year ended December 31, 2017 and the year ended December 31, 2016 relate to enhanced control compliance procedures in territories following the acquisition of the Iglo Group.

(5)	Costs related to long-term management incentive plans
Management participated in an incentive scheme from the Iglo acquired business for which the Company incurred charges €1.9 million in the year ended December 31, 2016.

(6)	Other restructuring costs
A credit of €1.0 million was recognized in the year ended December 31, 2016 related to the release of provisions for restructuring activities in the UK and German factories.

(7)	Cisterna fire net income
A net income of €4.3 million was recognized in the year ended December 31, 2016 in relation to the August 2014 fire insurance claim in the Italian production facility.

(8)	Goodfella's Pizza & Aunt Bessie's integration costs
Following the acquisition of the Goodfella’s pizza business in April 2018 and the Aunt Bessie's business in July 2018, the Company has initiated an integration project. Costs of €8.3 million have been incurred in the year ended December 31, 2018.

(9)	Factory optimization
The Company has initiated a three-year factory optimization program. The focus of the program will be to develop a new suite of standard manufacturing and supply chain processes, that will provide a single network of optimized factories. The program is expected to provide a number of benefits, including an optimized supply chain infrastructure, benefits derived from the implementation of a standardized global manufacturing and planning processes, and an increased level of sustainable performance improvement. Costs of €1.6 million have been incurred in the year ended December 31, 2018.

(10)	Settlement of legacy matters

A net income of €3.8 million has been recognized in liabilities relating to periods prior to acquisition of the Findus and Iglo businesses by the Company. This includes an income of €2.7 million recognized on settlement of contingent consideration for the La Cocinera acquisition and net income of €0.7 million associated with settlements of tax audits.

Net income of €5.6 million was recognized in the year ended December 31, 2017. This includes a charge of €3.9 million associated with settlements of tax audits, offset by gains of €4.2 million from the reassessment of sales tax provisions, €1.2 million from the reassessment of interest on sales tax provisions, a €2.8 million gain on a legacy pension plan in Norway and a €1.3 million gain on disposal of a non-operational factory. A net charge of €1.8 million was recognized in the year ended December 31, 2016.

(11)	Remeasurement of indemnification assets
Remeasurement of the indemnification assets relates to the movement in value of shares held in escrow as part of the consideration on the acquisition of the Findus Group, which are limited to the value at which the asset was originally recognized, as well as the release of indemnification assets associated with the acquisition of the Iglo Group as presented in Note 19.
Tax impact of exceptional items
The tax impact of the exceptional items amounts to a credit of €3.2 million in the year ended December 31, 2018 (year ended December 31, 2017: €13.8 million, year ended December 31, 2016: €8.8 million).
Cash flow impact of exceptional items
Included in the Consolidated Statements of Cash Flows for the year ended December 31, 2018 is €43.4 million (year ended December 31, 2017: €99.5 million, nine months ended December 31, 2016: €49.2 million) of cash outflows relating to exceptional items. This includes cash flows related to the above items as well as the cash impact of the settlement of provisions brought forward from previous accounting periods.